Discontinued Operations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations | Government Guaranteed Loans | Government-guaranteed and Private Education Lending Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans included in divestiture	$ 205	$ 257